4. Cash and balances with the Brazilian Central Bank (Tables)	12 Months Ended
Dec. 31, 2020
Cash And Balances With The Brazilian Central Bank Tables Abstract
Cash and balances with the Brazilian Central Bank
Thousand of reais	2020	2019	2018

Cash and cash equivalents(1)	20,148,725	20,127,364	19,463,587
of which:
Cash	4,266,197	4,877,849	4,235,096
Cash and Foreign currency application abroad	15,882,528	15,249,515	15,228,491
Total	20,148,725	20,127,364	19,463,587

(1) Corresponds to assets maturing up to 3 months.